Note 20 - Total assets pledged to creditors available for sale or repledge (Detail) - Total assets pledged to creditors [Member] - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023
Total assets pledged to creditors [Line Items]
Financial assets at fair value through profit or loss		€ 55,310	€ 57,143
Financial assets at fair value through other comprehensive income		5,013	7,073
Loans		4,618	5,428
Other		2,904	7,815
Total	[1]	€ 67,845	€ 77,459

[1]	Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities